Segment Information (Details) - Schedule of equipment sales within services - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information (Details) - Schedule of equipment sales within services [Line Items]
Revenue	$ 28,152	$ 10,090	$ 14,993
Broadcast [Member]
Segment Information (Details) - Schedule of equipment sales within services [Line Items]
Revenue	81	67	1,300
Enterprise [Member]
Segment Information (Details) - Schedule of equipment sales within services [Line Items]
Revenue	$ 28,071	$ 10,023	$ 13,693